Financial Instruments and Risk Management - Schedule of Foreign Currencies (Details) - MYR (RM)	Jun. 30, 2026	Dec. 31, 2025
United States Dollar [Member]
Schedule of Foreign Currencies [Line Items]
Foreign currency	RM (805,797)	RM 91,152
Chinese Yuan Renminbi [Member]
Schedule of Foreign Currencies [Line Items]
Foreign currency	RM (30,791)	RM (108,703)